BUSINESS COMBINATIONS AND SALES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combinations
The following table summarizes the total purchase consideration and the fair value assigned to each major class of assets and liabilities as at July 1, 2025. Updates from the preliminary purchase price allocation primarily reflect revised fair values for franchise rights and trademark intangible assets ($180 million increase), investments ($47 million increase), the MLSE put liability ($26 million decrease), and the related deferred tax liability impacts ($65 million increase), reflecting a net $220 million decrease to goodwill.

(In millions of dollars)	Total

Cash consideration	4,700
Fair value of Rogers' existing investment in MLSE	4,976
Total purchase consideration	9,676

Net identifiable asset or liability:
Cash and cash equivalents	201
Accounts receivable (net of allowance for doubtful accounts of $8 million)	122
Other current assets	91
Property, plant and equipment	995
Intangible assets	11,578
Investments (note 20)	602
Other long-term assets	183
Accounts payable and accrued liabilities	(601)
MLSE put liability	(3,316)
Other current liabilities	(81)
Contract liabilities	(268)
Current portion of lease liabilities	(9)
Long-term debt	(298)
Lease liabilities	(95)
Other long-term liabilities	(204)
Deferred tax liabilities	(3,036)
Total fair value of identifiable net assets acquired	5,864
Goodwill	3,812
The table below summarizes the allocation for property, plant and equipment acquired in connection with the MLSE Transaction on closing as at December 31, 2025.

(In millions of dollars)	Land and buildings	Computer equipment and software	Leasehold improvements	Equipment and vehicles	Construction in process	Total owned assets	Right-of-use assets (note 9)	Total property, plant and equipment

Acquired from business combination	652	20	92	70	40	874	121	995
Depreciation since July 1, 2025	18	5	3	7	—	33	4	37
Net carrying amount	634	15	89	63	40	841	117	958
The table below summarizes the allocation for intangible assets acquired in connection with the MLSE Transaction on closing as at December 31, 2025.

(In millions of dollars)	Franchise rights	Trademarks	Ticket holder and sponsor relationships	Other intangible assets	Total intangible assets	Goodwill	Total intangible assets and goodwill

Acquired from business combination	9,830	1,364	363	21	11,578	3,812	15,390
Amortization since July 1, 2025	—	—	7	1	8	—	8
Net carrying amount	9,830	1,364	356	20	11,570	3,812	15,382

Disclosure of detailed information about property, plant and equipment
Property, plant and equipment are being amortized over their remaining estimated useful lives, estimated as follows.

Asset	Basis	Estimated remaining useful life
Buildings	Diminishing balance	30 to 60 years
	Straight-line	6 to 10 years
Computer equipment and software	Straight-line	1 to 5 years
Leasehold improvements	Straight-line	10 to 30 years
Equipment and vehicles	Diminishing balance	1 to 15 years
	Straight-line	1 to 15 years
Right-of-use assets	Straight-line	Over remaining lease term
We depreciate property, plant and equipment over its estimated useful life by charging depreciation expense to net income as follows:

Asset	Basis	Estimated useful life
Buildings	Diminishing balance	15 to 60 years
Cable and wireless network	Straight-line	3 to 40 years
Computer equipment and software	Straight-line	4 to 10 years
Customer premise equipment	Straight-line	3 to 6 years
Leasehold improvements	Straight-line	Over shorter of estimated useful life or lease term
Equipment and vehicles	Diminishing balance	3 to 20 years